T. ROWE PRICE GROWTH STOCK ETF

September 30, 2021 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 24.0%
Entertainment 6.5%
Activision Blizzard	2,064	160
Netflix (1)	1,495	912
Playtika Holding (1)	584	16
ROBLOX, Class A (1)	1,632	123
Sea, ADR (1)	3,677	1,172
Spotify Technology (1)	1,858	419
		2,802
Interactive Media & Services 17.5%
Alphabet, Class A (1)	663	1,773
Alphabet, Class C (1)	660	1,759
Facebook, Class A (1)	7,172	2,434
IAC/InterActive (1)	211	28
Match Group (1)	2,082	327
Pinterest, Class A (1)	3,362	171
Snap, Class A (1)	13,425	992
Vimeo (1)	1,206	35
		7,519
Total Communication Services		10,321
CONSUMER DISCRETIONARY 21.4%
Auto Components 0.1%
Aptiv (1)	362	54
		54
Automobiles 3.3%
Ferrari NV	1,595	334
Tesla (1)	1,421	1,102
		1,436
Hotels Restaurants & Leisure 2.7%
Airbnb, Class A (1)	121	20
Booking Holdings (1)	124	294
Chipotle Mexican Grill (1)	181	329
DraftKings, Class A (1)	2,847	137
Las Vegas Sands (1)	3,649	134
Wynn Resorts (1)	2,675	227
		1,141
Internet & Direct Marketing Retail 12.1%
Alibaba Group Holding, ADR (1)	2,795	414
Amazon.com (1)	1,261	4,143
Coupang, Class A (1)	4,175	116
DoorDash, Class A (1)	1,593	328
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Farfetch, Class A (1)	4,920	184
		5,185
Specialty Retail 1.7%
Carvana (1)	607	183
Ross Stores	5,002	544
		727
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica (1)	889	360
NIKE, Class B	1,928	280
		640
Total Consumer Discretionary		9,183
FINANCIALS 1.8%
Capital Markets 1.7%
MarketAxess Holdings	202	85
MSCI	194	118
S&P Global	708	301
Tradeweb Markets, Class A	1,260	102
XP, Class A (1)	3,847	154
		760
Insurance 0.1%
Bright Health Group (1)	3,746	31
		31
Total Financials		791
HEALTH CARE 8.6%
Biotechnology 0.5%
Argenx SE, ADR (1)	328	99
Incyte (1)	1,201	83
Vertex Pharmaceuticals (1)	52	9
		191
Health Care Equipment & Supplies 3.0%
Align Technology (1)	169	113
Intuitive Surgical (1)	664	660
Stryker	1,942	512
		1,285
Health Care Providers & Services 2.8%
Anthem	497	185
Cigna	919	184
HCA Healthcare	1,666	404
Humana	325	127
UnitedHealth Group	717	280
		1,180
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Life Sciences Tools & Services 0.5%
Avantor (1)	5,519	226
		226
Pharmaceuticals 1.8%
AstraZeneca, ADR	4,426	266
Eli Lilly & Co.	2,274	525
		791
Total Health Care		3,673
INDUSTRIALS & BUSINESS SERVICES 5.0%
Aerospace & Defense 0.8%
Boeing (1)	1,570	345
		345
Air Freight & Logistics 0.7%
FedEx	1,447	318
		318
Airlines 0.3%
Southwest Airlines (1)	2,136	110
		110
Commercial Services & Supplies 0.7%
Cintas	757	288
		288
Electrical Equipment 0.6%
Generac Holdings (1)	661	270
		270
Industrial Conglomerates 1.0%
Roper Technologies	935	417
		417
Machinery 0.0%
Cummins	62	14
		14
Professional Services 0.7%
Clarivate (1)	441	9
Equifax	35	9
TransUnion	2,339	263
		281
Road & Rail 0.2%
DiDi Global, ADR (1)	120	1
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Norfolk Southern	381	91
		92
Total Industrials & Business Services		2,135
INFORMATION TECHNOLOGY 37.8%
Electronic Equipment, Instruments & Components 1.0%
Teledyne Technologies (1)	855	367
Zebra Technologies, Class A (1)	176	91
		458
IT Services 9.2%
Affirm Holdings (1)	571	68
Fidelity National Information Services	57	7
Fiserv (1)	3,724	404
Global Payments	1,909	301
Mastercard, Class A	1,956	680
MongoDB (1)	619	292
PayPal Holdings (1)	1,580	411
Shopify, Class A (1)	160	217
Snowflake (1)	323	98
Square, Class A (1)	1,960	470
StoneCo, Class A (1)	1,824	63
Toast, Class A	177	9
Visa, Class A	4,120	918
		3,938
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices (1)	3,391	349
ASML Holding NV	867	646
NVIDIA	1,424	295
Taiwan Semiconductor Manufacturing, ADR	2,680	299
		1,589
Software 18.9%
Avalara (1)	986	172
Black Knight (1)	2,818	203
Coupa Software (1)	249	55
Datadog, Class A (1)	1,667	236
Intuit	1,751	945
Microsoft	14,221	4,009
Paycom Software (1)	268	133
salesforce.com (1)	2,248	610
SentinelOne, Class A	2,400	128
ServiceNow (1)	956	595
Splunk (1)	1,206	174
Trade Desk, Class A (1)	2,100	148
UiPath, Class A (1)	4,676	246
Workday (1)	551	138
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Zoom Video Communications, Class A (1)	1,248	326
		8,118
Technology Hardware, Storage & Peripherals 5.0%
Apple	15,119	2,139
		2,139
Total Information Technology		16,242
MATERIALS 0.1%
Chemicals 0.1%
Linde	147	43
Total Materials		43
Total Miscellaneous Common Stocks 0.8% (2)		330
Total Common Stocks (Cost $36,203)		42,718
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.03% (3)	168,390	168
Total Short-Term Investments (Cost $168)		168
Total Investments in Securities 99.9% of Net Assets (Cost $36,371)		$42,886
Other Assets Less Liabilities 0.1%		35
Net Assets 100.0%		$42,921

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth Stock ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE GROWTH STOCK ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On September 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
ETF788-054Q3
09/2021